Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Liabilities
Components of Other Current Liabilities
As at December 31 December 31
millions of dollars

2023 2022
Accrued charges $

172 $

174
Nova Scotia Cap-and-Trade Program provision (note 6) -

172
Accrued interest on long-term debt

107

97
Pension and post-retirement liabilities (note 21)

23

33
Sales and other taxes payable

11

14
Income tax payable

2

9
Other

112

80
$

427 $

579